RESULTS FROM OPERATING ACTIVITIES (Tables)	12 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Cost of Sales

Amounts in R million	Note	2025	2024	2023

Cost of sales		(4,747.7)	(4,429.9)	(3,911.0)
Operating costs[1] (a)		(4,404.6)	(4,206.0)	(3,711.4)
Movement in gold in process and finished inventories - Gold Bullion		18.1	34.9	10.8
Depreciation	9	(459.2)	(270.4)	(217.5)
Change in estimate of environmental rehabilitation	11	98.0	11.6	7.1

[1] Includes R47 million electricity wheeling credit.

(a) The most significant components of operating costs include:
Consumable stores		(1,376.0)	(1,303.3)	(1,199.9)
Labour including short term incentives		(747.2)	(734.9)	(663.4)
Electricity		(544.0)	(586.1)	(544.4)
Specialist service providers		(876.2)	(851.7)	(633.9)
Machine hire		(156.3)	(198.4)	(152.3)
Security expenses		(198.5)	(167.2)	(153.6)
Water		(45.1)	(32.5)	(61.8)

Related Party Transactions

Amounts in R million	2025	2024	2023

Services rendered by related parties and included in operating costs:
Supply of water and electricity[1]	122.0	114.5	79.2
Gold smelting and related charges[1]	16.6	22.5	21.1
Other charges[1]	0.3	0.3	0.3
Gold refining and related charges[2]	8.4	7.6	7.2
	147.3	144.9	107.8
[1] Paid to Sibanye-Stillwater by FWGR.
[2] Paid to Rand Refinery by Ergo.

Administration Expenses and Other Costs

Amounts in R million	Note	2025	2024	2023

Included in administration expenses and other costs are the following[1]:
Corporate salaries and short term incentives		(90.1)	(89.3)	(79.0)
Share-based payment expense	19.1	(30.1)	(26.4)	(22.0)
Information technology costs		(21.9)	(14.8)	(10.4)
Exploration expenses		(9.2)	(6.8)	(4.6)
Other costs and administration expenses		(62.5)	(62.0)	(56.9)
		(213.8)	(199.3)	(172.9)
[1]Other costs and administration expenses have been disaggregated to enhance transparency.